Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate	25.00%	25.00%	25.00%
Deferred tax assets	$ 35,595	$ 19,215
Temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized		272,500
Copa Airlines [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 11,800
Duaration of tax loss carryforward	3 years
Tax Losses Carry Forward Start Year	2023 years
Colombia [member] | Tax year 2021 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate			31.00%
Colombia [member] | Tax year 2021 [member] | Copa Airlines [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective rate			(25.00%)
Colombia [member] | Tax year 2021 [member] | Copa Colombia [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective rate			(31.00%)
Colombia [member] | Tax year 2021 [member] | Oval [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective rate			(21.00%)
Colombia [member] | Tax year 2022 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate			30.00%
Carried forward tax losses of Copa Colombia [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 9,100	$ 1,700
Duaration of tax loss carryforward	7 years
Tax Losses Carry Forward Start Year	2022 years